Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 96,567	$ 69,524	$ 54,658
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	39,206	36,906	31,562
Amortization of intangible assets	7,787	9,759	10,891
Amortization of deferred financing fees	4,282	4,104	3,907
Amortization of original issue discount	412	374	339
Increase in provision for inventory losses	16,250	11,151	14,406
Non-cash stock-based compensation	3,169	2,855	2,594
(Decrease) increase in provision for losses on accounts receivable	(811)	(2,540)	253
(Increase) decrease in net deferred taxes	(8,132)	21,431	24,371
Changes in assets and liabilities:
Increase in receivables	(8,809)	(3,428)	(5,131)
Increase in inventory, net	(26,324)	(15,661)	(48,248)
Decrease (increase) in other working capital	6,454	6,725	(15,796)
(Decrease) increase in accounts payable	2,705	(28,119)	22,075
Decrease in interest payable	(1,180)	(1,193)	(2,365)
Increase (decrease) in accrued liabilities	9,924	2,083	(16,151)
Net cash provided by operating activities	141,500	113,971	77,365
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(32,522)	(28,682)	(48,666)
Merger of the Company (Note 1)	(3,096)	(11,268)	(10,842)
Franchise store conversions	177	239	404
Acquisition of intangibles			(1,000)
Store acquisition costs	(632)	(2,463)	(321)
Net cash used in investing activities	(36,073)	(42,174)	(60,425)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of preferred stock	33		775
Issuance of Class A common stock	200		2,288
Purchase of treasury shares		(1,065)	(1,863)
Borrowings from (Payments on) revolving credit facility		(5,375)	5,375
Payments on long-term debt	(1,721)	(19,952)	(7,974)
Financing fees		(45)
Net cash used in financing activities	(1,488)	(26,437)	(1,399)
Effect of exchange rate on cash and cash equivalents	15	249	(56)
Net increase in cash and cash equivalents	103,954	45,609	15,485
Beginning balance, cash and cash equivalents	89,948	44,339	28,854
Ending balance, cash and cash equivalents	$ 193,902	$ 89,948	$ 44,339